Pension and Postretirement Benefit Plans - Opening Paragraph Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule Of Defined Contribution Plans Disclosures
Company match of eligible compensation of employee contributions into 401(k)	5.00%	6.00%
Company cash match of employee contributions for employees hired after January 1, 2009	100.00%
Company contribution to employer retirement income account for employees hired on or after January 1, 2009	3.00%
Maximum
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	60.00%
Minimum
Schedule Of Defined Contribution Plans Disclosures
Company cash match of employee contributions for employees hired prior to January 1, 2009	45.00%
U.S. Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 139	$ 165	$ 153
Foreign Defined Contribution Plan
Schedule Of Defined Contribution Plans Disclosures
Expenses related to defined contribution plans	$ 87	$ 77	$ 75